Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared by the Company in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), the instructions to Form 10-K, and the rules and regulations of the United States Securities and Exchange Commission (the “SEC”) for financial information. The Company’s consolidated financial statements include financial statements for Silo Pharma, Inc. and its inactive wholly-owned subsidiary with the same name as the parent entity, Silo Pharma, Inc. All intercompany transactions and balances have been eliminated in consolidation.

Liquidity

As reflected in the accompanying consolidated financial statements, the Company generated a net loss of $4,227,698 and used cash in operations of $4,661,339 during the year ended December 31, 2025. Additionally, the Company has an accumulated deficit of $19,492,389 on December 31, 2025. As of December 31, 2025, the Company had working capital of $6,737,542, including a cash balance of $4,748,700 and short-term investments of $2,110,065.

The positive working capital serves to mitigate the conditions that historically raised substantial doubt about the Company’s ability to continue as a going concern. The Company believes that the Company has sufficient cash and liquid short-term investments to meet its obligations for a minimum of twelve months from the date of this filing.

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate could change in the near term due to one or more future events. Accordingly, the actual results could differ significantly from estimates. Significant estimates during the years ended December 31, 2025 and 2024 include the percentage of completion of research and development projects, valuation of short-term investments, valuation of crypto assets, valuation of intangible assets, valuation allowances for deferred tax assets, and the fair value of shares and stock options issued for services.

Cash and Cash Equivalents

The Company considers all highly liquid investments with a maturity of three months or less when acquired to be cash equivalents. The Company places its cash with high credit quality financial institutions. The Company’s accounts at these institutions are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000 or by the Securities Investor Protection Corporation up to $250,000. To reduce its risk associated with the failure of such financial institutions, the Company evaluates at least annually the rating of the financial institutions in which it holds deposits. On December 31, 2025 and 2024, the Company had cash in excess of FDIC limits of approximately $4,249,000 and $3,406,000, respectively. Any material loss that we may experience in the future could have an adverse effect on our ability to pay our operational expenses or make other payments.

Short-Term Investments

The Company’s portfolio of short-term investments consists of marketable debt securities and interests in private investment funds. Marketable debt securities are comprised solely of highly rated U.S. government securities with maturities of more than three months, but less than one year. The Company classifies these as available-for-sale at purchase date and will reevaluate such designation at each period end date. The Company may sell these marketable debt securities prior to their stated maturities depending upon changing liquidity requirements. These debt securities are classified as current assets in the consolidated balance sheet and recorded at fair value, with unrealized gains or losses included in accumulated other comprehensive income and as a component of the consolidated statements of comprehensive loss. Gains and losses are recognized when realized. Gains and losses are determined using the specific identification method and are reported in other income (expense), net in the consolidated statements of operations and comprehensive loss.

The Company also holds interests in private investment funds that are tokenized on public blockchains, specifically the Alphaledger/Simplify Target 12% Distribution Fund LLC (“T12 Fund”). While these assets utilize blockchain technology for record-keeping and settlement, they represent equity interests in a limited liability company and are managed as short-term investments. The Company classifies the T12 Fund as a trading security. The fund is an actively managed tokenized hedge fund that generates income through a diversified strategy including corporate bonds, U.S. treasuries, currency forwards, and derivative instruments such as index options and futures. Due to the lack of a widely recognized public exchange price for the fund units, these investments are recorded at fair value based on the Net Asset Value (NAV) provided by the fund administrator. Unrealized gains and losses for this investment are recognized in the consolidated statements of operations within “other income (expense)”. Distributions from these funds are recognized as income when declared and are either received in cash equivalents (ALUSD) or automatically reinvested into additional fund units.

An impairment loss may be recognized when the decline in fair value of the debt securities and other short-term investments is determined to be other-than-temporary. The Company evaluates its investments for other-than-temporary declines in fair value below the cost basis each quarter, or whenever events or changes in circumstances indicate that the cost basis of the short-term investments may not be recoverable. The evaluation is based on a number of factors, including the length of time and the extent to which the fair value has been below the cost basis, as well as adverse conditions related specifically to the security, such as any changes to the credit rating of the security and the intent to sell or whether the Company will more likely than not be required to sell the security before recovery of its amortized cost basis.

The Company recorded $3,409 and $8,646 of unrealized gain on short-term investments on marketable debt securities as a component of accumulated other comprehensive income for the years ended December 31, 2025 and 2024, respectively. For the year ended December 31, 2025, the Company recorded an unrealized loss of $3,240 on the T12 Fund in the consolidated statements of operations within “other income (expenses)”. The Company did not hold any interests in private investment funds that are tokenized on public blockchains as of December 31, 2024.

Crypto Assets

The Company’s crypto assets primarily include Bitcoin (BTC), Ethereum (ETH) and Solana (SOL), and liquid staked tokens consisting of Liquid Staked ETH (LsETH) and Marinade Solana (mSOL), tokens received when ETH and SOL was staked through a third-party protocol. The Company has ownership of and control over its crypto assets which are held through custodial arrangements with qualified third-party custodians. These custodians provide secure storage and safeguarding of the Company’s crypto assets.

The Company distinguishes between crypto assets which fall within the scope of ASC 350-60 and those which do not. The Company refers to crypto assets which fall within the scope of ASC 350-60, Accounting for and Disclosure of Crypto Assets, (BTC, ETH, USDC, SOL, XRP and RSC) as “crypto assets, at fair value.” Crypto assets which do not fall within the scope of ASC 350-60 (LsETH and mSOL) are referred to as “crypto assets, at cost.”

Crypto Assets, at Fair Value

Crypto assets that fall within the scope of ASC 350-60, Intangibles—Goodwill and Other—Accounting for and Disclosure of Crypto Assets (“ASC 350-60”), such as BTC, ETH, SOL, native staked SOL, RSC and XRP, which are actively traded on public exchanges, are initially recorded at cost, which represents the cash, cash equivalents, or other financial assets paid to acquire the asset, including transaction fees.

Crypto assets are subsequently measured in accordance with ASC 350-60, at fair value in the statement of operations with unrealized gains and losses resulting from changes in fair value recognized in net income or loss. The Company determines and records at each reporting period the fair value of its crypto assets in accordance with ASC 820, Fair Value Measurement, based on quoted (unadjusted) prices on the coinmarketcap.com or Coinbase exchange, the active exchange that the Company has determined is its principal market (Level 1 inputs). Changes in the fair value are recognized in net income (loss) within “Unrealized gain (loss) on crypto assets”, while realized gains and losses from the derecognition of crypto assets are included in “Realized gain (loss) on crypto assets, net” in the Company’s consolidated statements of operations. The Company applies a weighted average cost methodology to assign costs for purposes of determining crypto assets held and realized gains and losses.

Purchases and sales of crypto assets are reflected as cash flows from investing activities in the consolidated statements of cash flows. Contributions of crypto assets received in connection with deposits of ETH and SOL into a liquid staking protocol are presented as non-cash investing and financing activities.

Crypto Assets, at Cost

Crypto assets, at cost are recognized at fair value on the date received, which becomes their cost basis. Crypto assets at cost, such as LsETH and mSOL, do not fall in the scope of ASC 350-60 for subsequent measurement. LsETH and mSOL represent receipt tokens, which in general and by design, grants the holder an enforceable right to redeem ETH or SOL for which it was exchanged. Therefore, it fails the ‘other goods and services criterion’ in ASC 350-60-15-1(b) and is outside the scope of ASC 350-60. Crypto assets, at cost are therefore subsequently measured at cost, net of any impairment losses incurred since acquisition, in accordance with ASC 350-30, Intangibles—Goodwill and Other—General Intangibles Other Than Goodwill.

The Company performs an analysis each quarter to identify whether events or changes in circumstances, principally decreases in the quoted (unadjusted) prices in the Company’s principal market, indicate that it is more likely than not that any of the assets are impaired. The quoted (unadjusted) prices on the coinmarketcap.com or the Coinbase exchange, the active exchange that the Company has determined as its principal market, are used in the analysis. If the carrying value of LsETH and mSOL exceeds that end of period quoted price, an impairment loss has occurred in the amount equal to the difference between its carrying value and such period end closing price. Impairment losses are recognized in the period in which the impairment occurs and are reflected within “Impairment loss on crypto assets, at cost” in the Company’s consolidated statements of operations. The impaired crypto assets are written down to their fair value at the time of impairment and this becomes the new cost basis for those assets. The cost basis of LsETH or mSOL will not be adjusted upward for any subsequent increase in fair value.

Staking Activities

The Company participates in both native and liquid staking of its digital assets to generate yield. The Company’s role is that of a Delegator (a staker who does not run a validation node).

Native Staking

The Company participates in native staking exclusively as a delegator through third-party validators. The Company delegates SOL to validators, either directly or through third party asset managers, who operate nodes on the Solana network to validate transactions and add blocks to the blockchain. In return for delegating SOL to validators, the Company is entitled to a portion of the protocol-level rewards, comprising both consensus- and execution layer components received by the validators, in the form of SOL tokens, calculated based on the Company’s proportion of the total SOL staked. When the Company stakes SOL natively, the SOL does not remain in the Company’s custodial wallet, but is instead deposited into Solana’s staking deposit smart contract, which is required for participation in SOL staking as a delegator. Native staked SOL are not derecognized because their deposit into the smart contract does not give any other entity the right or ability to direct their use (for example, sell, lend, pledge or otherwise use those SOL) and the staked SOL may be withdrawn at any time by the delegator through the use of private withdrawal keys, subject only to protocol-defined withdrawal and exit queue mechanics. The withdrawal credentials in the smart contract are designated to the Company’s custodian who holds the Company’s SOL solely for the Company’s benefit and does not obtain control of the Company’s SOL via their custodial services. Native staked SOL are therefore not derecognized.

Rewards from native staking activities fall outside the scope of ASC 606, Revenue from Contracts as these activities do not represent an output of the Company’s ordinary activities. Therefore, we reflect any such rewards received as other income on the accompanying consolidated statements.. In this case the Company’s performance obligation is the provision of our validation rights to the validators, from which we earn variable consideration, in the form of SOL, which is non-cash consideration, measured at the fair value of SOL as of contract inception based on the quoted (unadjusted) prices on coinmarketcap.com or the Coinbase exchange, the active exchange that the Company has determined is its principal market. Revenue is recognized at the point in time when the Solana network confirms that the validation is complete. As a delegator, the Company has concluded it is not the principal to the block validation service provided to the Solana Network; it is the validators that control the service. Instead, the Company’s service is one of providing the use of its SOL by the validators to increase their validation opportunities. Consequently, the Company records staking revenue on a net basis, reflecting only the portion of protocol rewards to which it is entitled after validator commissions are paid to the custodians. During the year ended December 31, 2025, staking income from native staking activities amounted to $207, which has been reflected as other income.

Liquid Staking

The Company also participates in liquid staking through a liquid staking protocol. One key difference and intended benefit of liquid staking versus native staking is that it allows the Company to earn staking rewards, like native staking, but provides liquidity and the ability to enter into other transactions through the use of receipt token. Instead of directly locking ETH or SOL into the respective staking deposit contract, the Company deposits ETH or SOL through its custodian into the liquid staking protocol’s smart contract. The liquid staking protocol then controls the ETH or SOL for deposit into the respective staking deposit contract and further delegation to its chosen validators. In exchange for staking its ETH or SOL, the Company receives LsETH or mSOL, freely transferable liquid staking receipt tokens, which enables participation in decentralized finance (DeFi) and other crypto markets while the underlying ETH or SOL remains staked on Ethereum or SOL. Upon staking ETH or SOL through the liquid staking protocol, the ETH or SOL is derecognized because the liquid staking protocol obtains the ability to deploy and direct its use, and the LsETH token or mSOL token received concurrently is then recognized. Any gain or loss on the derecognition of ETH or SOL and the recognition of the LsETH or mSOL is recognized in accordance with ASC 610-20, Other Income - Gains and Losses from the Derecognition of Nonfinancial Assets (“ASC 610-20”) based on the difference between the carrying amount of the ETH or SOL staked and the fair value of the LsETH received or mSOL; and shall be included in “Realized gain or loss on crypto assets” in the Company’s consolidated statements of operations. As of December 31, 2025, liquid staked crypto assets amounted to $98,584, which are included in crypto assets, at cost on the accompanying consolidated balance sheet (See Note 4).

Staking rewards in the form of ETH or SOL are only received upon redemption of LsETH or mSOL. During the year ended December 31, 2025, no liquid staking rewards were received.

Since LsETH and mSOL are accounted for under ASC 350-30, any increases in LsETH and mSOL fair value while the Company remains staked with the liquid staking protocols, are not recognized. There is no ongoing performance obligation following the staking of ETH or SOL through the liquid staking protocol. Additionally, LsETH and mSOL are non-rebasing tokens, meaning its quantity remains fixed over time. Staking rewards are not continuously reflected in token balances but are instead realized separately. Staking rewards are therefore recognized only when the LsETH or mSOL is redeemed, measured at the fair value of ETH or SOL at contract inception, which is when the ETH or SOL were staked. Staking rewards on LsETH or mSOL shall be included in “Staking income on crypto assets” in the Company’s consolidated statements of operations. Gain or loss resulting from the difference between the carrying amount of the LsETH or mSOL redeemed and the fair value of ETH or SOL received at redemption (i.e., excluding staking rewards), shall be included in “Realized gain or loss on crypto assets” in the Company’s consolidated statements of operations.

Crypto assets are classified on the balance sheet based on management’s intent and the expected period of use or sale:

●	Current assets: Digital assets held for trading or intended to be sold within 12 months are classified as current assets. As of December 31, 2025, the Company reflects its crypto assets as current assets since the crypto assets are held for trading or intended to be sold within 12 months.

●	Non-current assets: Digital assets held for investment or long-term strategic purposes are classified as non-current assets.

See Note 4 - Crypto Assets for additional information.

Prepaid Expenses

Prepaid expenses and other current assets of $208,559 and $30,957 on December 31, 2025 and 2024, respectively, consist primarily of costs paid for future services which will occur within a year. On December 31, 2025 and 2024, prepaid expenses and other assets – non-current amounted to $0 and $59,145, respectively, and consist primarily of costs paid for future services which will occur after a year. Prepaid expenses may also include prepayments in cash and equity instruments for consulting, research and development, license fees, public relations, insurance and business advisory services, and legal fees which are being amortized over the terms of their respective agreements, which may exceed a year of service.

Intangible Assets

Intangible assets, consisting of an exclusive license agreement, are carried at cost less accumulated amortization, computed using the straight-line method over the estimated useful life of 20 years, less any impairment charges. The Company examines the possibility of decreases in the value of these assets when events or changes in circumstances reflect the fact that their recorded value may not be recoverable.

Revenue Recognition

The Company applies ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”). ASC 606 establishes a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most of the existing revenue recognition guidance. This standard requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services and also requires certain additional disclosures.

For the license and royalty income, revenue is recognized when the Company satisfies the performance obligation based on the related license agreement. Payments received from the licensee that are related to future periods are recorded as deferred revenue to be recognized as revenues over the term of the related license agreement (see Note 8).

Cost of Revenues

The primary components of cost of revenues on license fees includes the cost of the license fees. Payments made to the licensor that are related to future periods are recorded as prepaid expense to be amortized over the term of the related license agreement (see Note 8).

Stock-Based Compensation

Stock-based compensation is accounted for based on the requirements of ASC 718 – “Compensation – Stock Compensation”, which requires recognition in the financial statements of the cost of employee, director, and non-employee services received in exchange for an award of equity instruments over the period the employee, director, or non-employee is required to perform the services in exchange for the award (presumptively, the vesting period). The ASC also requires measurement of the cost of employee, director, and non-employee services received in exchange for an award based on the grant-date fair value of the award. The Company has elected to recognize forfeitures as they occur as permitted under Accounting Standards Update (“ASU”) 2016-09 Improvements to Employee Share-Based Payment.

Income Taxes

Deferred income tax assets and liabilities arise from temporary differences between the financial statements and tax basis of assets and liabilities, as measured by the enacted tax rates, which are expected to be in effect when these differences reverse. Deferred tax assets and liabilities are classified as current or non-current, depending upon the classification of the asset or liabilities to which they relate. Deferred tax assets and liabilities not related to an asset or liability are classified as current or non-current depending on the periods in which the temporary differences are expected to reverse. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

On July 4, 2025, the One Big Beautiful Bill Act (“OBBBA”) was enacted, which included among other provisions the restoration of immediate expensing of domestic research and experimental (“R&E”) expenditures under Section 174. Pursuant to the OBBBA’s transition rules, the Company elected to expense all unamortized domestic R&E costs previously capitalized between 2022 and 2024. As the Company maintains a valuation allowance against its net deferred tax assets, including NOLs, this election resulted in no change to tax expense for the year ended December 31, 2025.

The Company follows the provisions of Financial Accounting Standards Board (“FASB”) ASC 740-10, “Uncertainty in Income Taxes”. Certain recognition thresholds must be met before a tax position is recognized in the financial statements. An entity may only recognize or continue to recognize tax positions that meet a “more-likely-than-not” threshold. The Company does not believe it has any uncertain tax positions as of December 31, 2025 and 2024 that would require either recognition or disclosure in the accompanying consolidated financial statements.

Research and Development

In accordance with ASC 730-10, “Research and Development-Overall,” research and development costs are expensed when incurred. During the years ended December 31, 2025 and 2024, research and development costs were $2,160,829 and $2,368,156, respectively.

Leases

Leases are accounted for using ASU 2016-02, “Leases (Topic 842)”. ASU 2016-02 sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e., lessees and lessors). The standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease. A lessee is also required to recognize a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases today. As of December 31, 2025 and 2024, the Company has no leases. The Company will analyze any lease to determine if it would be required to record a lease liability and a right of use asset on its consolidated balance sheets at fair value upon adoption of ASU 2016-02. The Company has elected not to recognize right-of-use assets and lease liabilities for short-term leases that have a term of 12 months or less.

Net Loss per Common Share

Basic loss per share is computed by dividing net loss allocable to common shareholders by the weighted average number of shares of common stock outstanding during each period. Diluted loss per share is computed by dividing net loss available to common shareholders by the weighted average number of shares of common stock, common stock equivalents and potentially dilutive securities outstanding during the period using the as-if converted method. Potentially dilutive securities which include stock options and stock warrants are excluded from the computation of diluted shares outstanding if they would have an anti-dilutive impact on the Company’s net losses.

The following potentially dilutive shares have been excluded from the calculation of diluted net loss per share as their effect would be anti-dilutive for the years ended December 31, 2025 and 2024:

	December 31,	December 31,
	2025	2024
Stock options	522,850	22,850
Warrants	10,239,831	2,211,730
	10,762,681	2,234,580

Segment Reporting

The Company operates as a single operating segment as a clinical-stage biopharmaceutical company focused on developing new generation therapies for unmet medical needs. In accordance with ASC 280 – “Segment Reporting”, the Company’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews operating results to make decisions about allocating resources and assessing performance for the entire Company. Existing guidance, which is based on a management approach to segment reporting, establishes requirements to report selected segment information quarterly and to report annually entity-wide disclosures about products and services, major customers, and the countries in which the entity holds material assets and reports revenue. All material operating units qualify for aggregation under “Segment Reporting” due to their similarities in economic characteristics such as nature of services; and procurement processes. Since the Company operates in one segment, all financial information required by “Segment Reporting” can be found in the accompanying notes to consolidated financial statements. All revenues and expenses as reflected in the accompanying consolidated statements of operations and comprehensive loss are allocated to the one segment. The Company’s single operating segment includes all of the Company’s assets and liabilities as reflected in the accompanying consolidated balance sheets.

Recent Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, or “ASU 2023-09.” The amendments in this update require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold (if the effect of those reconciling items is equal to or greater than 5 percent of the amount computed by multiplying pretax income (or loss) by the applicable statutory income tax rate). The amendments also require entities on an annual basis to disclose disaggregated amounts of income taxes paid. ASU 2023-09 is effective for annual periods beginning after December 15, 2024. The Company adopted ASU 2023-09 for the year ended December 31, 2025 (See Note 9 – Income Taxes).

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40), which requires entities to provide more detailed disaggregation of expenses in the income statement, focusing on the nature of the expenses rather than their function. The new disclosures will require entities to separately present expenses for significant line items, including but not limited to, depreciation, amortization, and employee compensation. Entities will also be required to provide a qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively, disclose the total amount of selling expenses and, in annual reporting periods, provide a definition of what constitutes selling expenses. This pronouncement is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027, with early adoption permitted. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.

Management does not believe that any other recently issued, but not yet effective accounting pronouncements, if adopted, would have a material effect on the Company’s consolidated financial statements.